Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	$ 219,267,552	$ 177,930,449
Offset Amount	0	(9,930,882)
Net amounts in Statement Financial Position	219,267,552	167,999,567
Subject to netting agreements	(133,092,451)	(67,182,510)
Total Net Amount	86,175,101	100,817,057
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	134,506,702	81,235,389
Offset Amount	0	(9,930,882)
Net amounts in Statement Financial Position	134,506,702	71,304,507
Subject to netting agreements	(133,092,451)	(67,182,510)
Total Net Amount	1,414,251	4,121,997
Derivate Instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	13,148,707	6,237,507
Offset Amount	0	0
Net amounts in Statement Financial Position	13,148,707	6,237,507
Subject to netting agreements	(11,734,456)	(5,328,996)
Total Net Amount	1,414,251	908,511
Transfers from customers of other banks
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	90,629,214	52,947,787
Offset Amount	0	(9,930,882)
Net amounts in Statement Financial Position	90,629,214	43,016,905
Subject to netting agreements	(90,629,214)	(39,803,419)
Total Net Amount	0	3,213,486
Consumption of foreign cards
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	30,728,781	22,050,095
Offset Amount	0	0
Net amounts in Statement Financial Position	30,728,781	22,050,095
Subject to netting agreements	(30,728,781)	(22,050,095)
Total Net Amount	0	0
Derivate Instruments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	24,818,487	7,405,426
Offset Amount	0	0
Net amounts in Statement Financial Position	24,818,487	7,405,426
Subject to netting agreements	(11,734,456)	(5,328,996)
Total Net Amount	13,084,031	2,076,430
Transfers from customers of other banks
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	92,941,522	104,908,084
Offset Amount	0	(9,930,882)
Net amounts in Statement Financial Position	92,941,522	94,977,202
Subject to netting agreements	(90,629,214)	(39,803,419)
Total Net Amount	2,312,308	55,173,783
Consumption of foreign cards
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross Amount	101,507,543	65,616,939
Offset Amount	0	0
Net amounts in Statement Financial Position	101,507,543	65,616,939
Subject to netting agreements	(30,728,781)	(22,050,095)
Total Net Amount	$ 70,778,762	$ 43,566,844